PARENT COMPANY ONLY CONDENSED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL STATEMENTS
23.	PARENT COMPANY ONLY CONDENSED FINANCIAL STATEMENTS

Condensed balance sheets	As of December 31,
	2017 $	2018 $

ASSETS
Current assets
Cash and cash equivalents	1,045,496	519,107
Prepaid expenses and other assets	25,293	24,329
Amounts due from subsidiaries	1,005,190	2,052,292
Total current assets	2,075,979	2,595,728

Non-current assets
Prepaid expenses and other assets	2,000	–
Total non-current assets	2,000	–
Total assets	2,077,979	2,595,728

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other payables	33,394	8,467
Amounts due to subsidiaries	41,171	41,638
Amounts due to related parties	4,153	–
Total current liabilities	78,718	50,105

Non-current liabilities
Loss in excess of investments	803,286	1,726,966
Convertible notes	726,950	1,061,796
Total non-current liabilities	1,530,236	2,788,762
Total liabilities	1,608,954	2,838,867

Shareholders’ equity
Class A Ordinary shares (Par value of US$0.0005 per share; Authorized: 14,800,000,000 and 14,800,000,000 shares as of December 31, 2017 and 2018, respectively; Issued and outstanding: 182,009,760 and 190,423,065 shares as of December 31, 2017 and 2018, respectively)	91	94
Class B Ordinary shares (Par value of US$0.0005 per share; Authorized: 200,000,000 and 200,000,000 shares as of December 31, 2017 and 2018, respectively; Issued and outstanding: 152,956,453 and 152,175,703 shares as of December 31, 2017 and 2018, respectively)	76	76
Additional paid-in capital	1,564,656	1,809,232
Accumulated other comprehensive loss	10,701	15,199
Statutory reserves	46	46
Accumulated deficit	(1,106,545)	(2,067,786)
Total shareholders’ equity (deficit)	469,025	(243,139)
Total liabilities and shareholders’ equity (deficit)	2,077,979	2,595,728

Condensed statements of operations

	Year ended December 31,
	2016 $	2017 $	2018 $

Operating expenses:
General and administrative expenses	(29,890)	(41,369)	(62,671)
Operating loss	(29,890)	(41,369)	(62,671)
Interest income	836	1,538	7,447
Other income	–	983	1,797
Interest expense	–	(26,460)	(31,142)
Foreign exchange (loss) gain	(553)	1,072	(45)
Investment gain	13,987	3,374	4,335
Fair value (loss) gain on convertible notes	–	(51,950)	41,259
Loss before income tax and share of results of equity investees	(15,620)	(112,812)	(39,020)
Income tax expense	–	–	–
Share of results of equity investees	(207,247)	(447,673)	(922,221)
Net loss	(222,867)	(560,485)	(961,241)

Condensed statements of comprehensive loss

	Year ended December 31,
	2016 $	2017 $	2018 $

Net loss	(222,867)	(560,485)	(961,241)

Other comprehensive income (loss) , net of tax:
Foreign currency translation adjustments:
Translation gain (loss)	450	1,970	(13,771)
Reclassification adjustment for net translation adjustments realized in net income	(762)	144	-
Net change	(312)	2,114	(13,771)

Available-for-sale securities:
Change in unrealized gain	16,136	–	18,269
Reclassification adjustment for net loss realized in net income	(13,787)	–	–
Net change	2,349	–	18,269
Total comprehensive loss, net of tax	(220,830)	(558,371)	(956,743)

Condensed statements of cash flows

	Year ended December 31,
	2016 $	2017 $	2018 $

Net cash (used in) generated from operating activities	(876)	6,845	(34,930)
Net cash used in investing activities	(150,564)	(664,483)	(1,060,969)
Net cash generated from financing activities	197,786	1,635,224	569,510
Net increase (decrease) in cash	46,346	977,586	(526,389)
Cash at beginning of the year	21,564	67,910	1,045,496
Cash at end of the year	67,910	1,045,496	519,107

(a)	Basis of preparation

In the Company-only financial statements, the Company’s investment in subsidiaries and other equity investees is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiaries and other equity investees under the equity method of accounting as prescribed in ASC 323-10, Investment-Equity Method and Joint Ventures. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and other equity investees”, or in the case of cumulative losses in excess of the Company’s investment, “Loss in excess of investments”. Share of the subsidiaries’ and other equity investees’ profit or loss is presented as “Share of results of equity investees” on the condensed statements of operations. Under the equity method of accounting, the Company shall adjust the carrying amount of the investment for its share of the subsidiaries’ and other equity investees’ cumulative losses until the investment balance reaches zero, unless it is contractually obligated to continue to pick up the subsidiaries’ and other equity investees’ losses. The Company confirmed its unlimited financial support to its subsidiaries for their operations. Consequently, the Company recognized $1,802,108 of its share of cumulative losses in excess of its investment in “Loss in excess of investments” as of December 31, 2018 (2017: $879,887).

The subsidiaries and other equity investees did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

(b)	Convertible notes

	December 31,
	2017	2018
	$	$

2017 Convertible Notes	726,950	636,716
2018 Convertible Notes	–	425,080
	726,950	1,061,796

The Company issued convertible notes with principal amount of $100,000 and $50,000 to Tencent during the year ended December 31, 2017 and 2018.

(i)	2017 Convertible Notes

During the year ended December 31, 2017, the Company issued the convertible promissory notes (the “2017 Convertible Notes”), in the aggregate principal amount of $675,000 to nine new investors and an existing shareholder, at an interest rate of 5% per annum, compounded annually on the unconverted and unpaid principal amount until the first to occur of (i) the maturity date, subject to further extension at investors’ election, (ii) the last day of the lockup period related to the IPO, (iii) the date of any conversion of the convertible promissory note in full, and (iv) the date of any other repayment or redemption of the convertible promissory note in full. The 2017 Convertible Notes will mature on their respective third anniversary dates, subject to a further extension by the noteholders if the Company’s public offering does not occur within the first three years. The noteholders may elect to extend the term of the 2017 Convertible Notes for an additional two years if no IPO closing date has occurred on or before the respective third anniversary date.

The noteholders have the right, at their option, to convert the outstanding principal amount of the 2017 Convertible Notes, (i) in whole or in part of a minimum of 50%, into fully paid and non-assessable ordinary shares of the Company at any time following the IPO closing date up to the maturity date if an IPO occurs, at a conversion price ranging from $13.13 to $14.26 calculated according to an agreed-upon formula which stipulates a discount to the IPO price based on a discount rate and the time period between the issuance dates of the relevant 2017 Convertible Notes and the IPO pricing date, subject to certain anti-dilution adjustments; or (ii) in whole or in part of a minimum of 50%, on the date of closing of the first change in control event up to the maturity date or in whole but not in part on the maturity date if no IPO occurs, at a conversion price initially set at $14.807, subject to certain anti-dilution adjustments (the “Conversion Option”).

Notwithstanding the repayment on the maturity date as described above, if no IPO occurs, the 2017 Convertible Notes may be prepaid, in whole or in an amount equal to the outstanding unconverted and unpaid principal amount multiplied by 1.31, plus interest accrued and unpaid, on 18-month anniversary of the issuance dates, or if the noteholders elect to effect two years’ extension, the 2017 Convertible Notes may be prepaid in whole in the amount as described above on the 18-month anniversary of the respective third anniversary dates. Both the extension feature and prepayment feature are collectively referred to the “Embedded Call Option” hereafter.

If an event of default as defined in the 2017 Convertible Notes were to occur, the outstanding obligation under the 2017 Convertible Notes would be immediately due and payable (“Contingent Redemption Option”). If the event of default is related to any failure by the Company to pay amounts due under the 2017 Convertible Notes for more than three days after the original due date of such payment, an interest of 20% in lieu of the original interest will accrue on the principal or interest that is overdue (“Contingent Interest Feature”).

The initial carrying value of the Convertible Note is the consideration received from the Investors. The Company evaluated and determined if there were any embedded derivatives requiring bifurcation and to determine if there were any beneficial conversion features (“BCF”).

The Embedded Call Option, Contingent Redemption Option and Contingent Interest Feature did not qualify for derivative accounting because those were clearly and closely related to the host instrument.

BCF exists when the conversion price of the convertible note is lower than the fair value of the ordinary share at the commitment date. When a BCF exists as of the commitment date, its intrinsic value is bifurcated from the carrying value of the convertible note as a contribution to additional paid-in capital. The resulting discount to the convertible note is then accreted to the redemption value using the effective interest method as an interest expense recorded in the consolidated statements of operations. The Company determined the estimated fair value of the ordinary share with the assistance from an independent third party valuation firm.

On the respective commitment dates, the most favourable conversion price used to measure the BCF for the 2017 Convertible Notes was the effective conversion price of $14.807 before IPO according to the terms. No BCF was recognized for the 2017 Convertible Notes as the fair values per ordinary share at each of the commitment dates were less than the favourable conversion price.

Following the closing of the IPO on October 20, 2017, the American Depository Shares (“ADSs”) representing the underlying Class A ordinary shares are publicly traded and the Conversion Option is subject to derivative accounting. The Company elected to use the fair value option which would require the hybrid instrument to be measured at fair value with any changes in fair value recognized in earnings.

During the year ended December 31, 2018, certain noteholders had converted the outstanding principal amount of the 2017 Convertible Notes totalling $50,000 into 3,592,415 Class A ordinary shares. For the years ended December 31, 2017 and 2018, the Company recorded a loss of $51,950 and a gain of $41,259, respectively, as changes in fair value of 2017 Convertible Notes (inclusive of extinguishment gain/loss) in the statement of operations.

Subsequent to December 31, 2018, the Company received conversion notifications from certain noteholders to convert a total of $417,500 outstanding principal amount of the 2017 Convertible Notes according to the agreed conversion price.

(ii)	2018 Convertible Notes

On June 18, 2018, the Company issued 2.25% convertible notes due July 1, 2023 (the “maturity date”), in an aggregate principal amount of $575,000 (the “2018 Convertible Notes”).

The 2018 Convertible Notes holders have the right, at their option, to convert the outstanding principal amount of the 2018 Convertible Notes, in whole or in part in integral multiples of $1 principal amount (i) upon satisfaction of one or more of the conversion conditions as defined in the indenture for the 2018 Convertible Notes prior to the close of business day immediately preceding January 1, 2023; or (ii) anytime on or after January 1, 2023 until the close of business on the second scheduled trading day immediately preceding the maturity date (the “Conversion Option”).

The initial conversion rate for the 2018 Convertible Notes is 50.5165 ADSs per $1 principal amount, equivalent to $19.80 per ADS, subject to the anti-dilution and make-whole fundamental change adjustments. Upon conversion, the Company has the right, at its option, to pay or deliver, either cash, ADSs, or a combination of cash and ADSs to the 2018 Convertible Notes holders (the “Holders”).

If certain events of default, changes in tax laws of the relevant taxing jurisdiction or fundamental change as defined in the indenture for the 2018 Convertible Notes were to occur, the outstanding obligations under the 2018 Convertible Notes could be immediately due and payable (the “Contingent Redemption Options”). The Company will pay additional interest, at its election, as the sole remedy relating to the failure to comply with certain reporting obligations as defined in the indenture of the 2018 Convertible Notes.  In addition, the 2018 Convertible Notes provide its holders with additional interest equal to the fair value of any cash dividends received by the holders of the Company’s ordinary shares. These features that potentially trigger additional interest payments are collectively referred to as the “Contingent Interest Features” hereinafter.

The Company evaluated the embedded conversion features contained in the 2018 Convertible Notes in accordance with ASC 815-40-15 and ASC 815-40-25-7 to ASC 815-40-25-35 to determine if the conversion options require bifurcation. The conversion option was not required to be bifurcated because the conversion option is indexed to the Company’s ADSs and meets all additional conditions for equity classification.

The Company also evaluated the embedded Contingent Redemption Options and Contingent Interest Features contained in the 2018 Convertible Notes in accordance with ASC 815 to determine if these features require bifurcation. The Contingent Redemption Options were not required to be bifurcated because they are considered to be clearly and closely related to the debt host, as the 2018 Convertible Notes were not issued at a substantial discount and are redeemable at par. The Embedded Contingent Interest Features are not considered to be clearly and closely related to the debt host and met the definition of a derivative. Accordingly, the Contingent Interest Features were not bifurcated from the 2018 Convertible Notes on the issuance date as they were insignificant. For the embedded contingent interest features not bifurcated from the 2018 Convertible Notes, the Company determined whether the additional interest payments need to be accrued as a liability in accordance with ASC 450. Since the likelihood of occurrence of such default events is remote, the Company determined that a liability was not probable and no accrual was made as of December 31, 2018. The Company will continue to assess the accrual for these additional interest payment liabilities at each reporting date.

The Company has accounted for the 2018 Convertible Notes under ASC 470-20 Cash Conversion Subsections. In accordance to ASC 470-20-30-27 to 28, the liability component of $410,926 was initially measured at its fair value, with the residual value of $152,714 allocated to the equity component and classified within Additional Paid-up Capital. The debt issuance costs of $11,360 were allocated to the liability and equity components in proportion to the allocation of proceeds and accounted for as debt and equity issuance costs, respectively. The liability component is subsequently amortized to its redemption amount using the effective interest method with an effective interest rate of 9.38% and the equity component is not remeasured.

During the years ended December 31, 2018, the Company recognized total interest expense for coupon interest and amortization of discount on the liability component amounted to $6,936 and $14,154, respectively.